Share-based payments, 2021 Executive Director Liquidity and Price Target Options (Details) - 2021 Executive Director Liquidity and Price Target Options [Member]			6 Months Ended
	Jan. 20, 2021 shares $ / shares	Jan. 20, 2021 shares $ / shares	Dec. 31, 2022 shares
Share-based payments [Abstract]
Expiration date of share based payment arrangement grants			Dec. 20, 2025
Number of share options vested (in shares)			2,000,000
Options exercised (in shares)			0
Entities Controlled by Daniel Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | (per share)	$ 3.8647	$ 5.0005
Entities Controlled by William Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares)	1,000,000	1,000,000
Exercise price (in dollars per share) | (per share)	$ 3.8647	$ 5.0005
Tranche One [Member]
Share-based payments [Abstract]
Number of share options vested (in shares)	300,000	300,000
Tranche One [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | (per share)	$ 5.41	$ 7
Tranche Two [Member]
Share-based payments [Abstract]
Number of trading days	20 days	20 days
Number of share options vested (in shares)	300,000	300,000
Tranche Two [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | (per share)	$ 6.96	$ 9
Tranche Three [Member]
Share-based payments [Abstract]
Number of trading days	20 days	20 days
Number of share options vested (in shares)	400,000	400,000
Tranche Three [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | (per share)	$ 8.5	$ 11